Earnings per share - Additional information (Detail) - shares	Jun. 30, 2023	Jun. 30, 2022
Treasury shares
Earnings per share [line items]
Ordinary shares in issue	66,675,497	70,489,953
Ordinary shares
Earnings per share [line items]
Ordinary shares in issue	1,141,513,196	1,162,563,018